SHARE CAPITAL, WARRANTS AND OPTIONS - Reserve (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve
Share-based payments recorded to reserve	$ 504	$ 309	$ 258
Amount recorded initially to reserve and reallocated to share capital		265
Reserve
Reserve
Share-based payments recorded to reserve	504	309	258
Share-based payments recorded to reserve			276
Transfer to deficit for expired options and warrants	$ 301	2,725	$ 284
Amount recorded initially to reserve and reallocated to share capital		$ (265)